Deferred Tax Assets/Liabilities - Summary of Major Deferred Tax Liabilities and Assets Recognized by the Group (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	$ 2,611	$ 436
Credit (Charge) to profit or loss (Note 26)	32	1,644
Over Under provision in prior years (Note 26)	(307)	1,034
Acquired on acquisition of a subsidiary (Note 32)		(317)
Currency alignment	(176)	(186)
Closing balance	2,160	2,611
Provisions [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	2,469	1,750
Credit (Charge) to profit or loss (Note 26)	512	(116)
Over Under provision in prior years (Note 26)		1,070
Currency alignment	(177)	(235)
Closing balance	2,804	2,469
Tax depreciation [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	170	(273)
Credit (Charge) to profit or loss (Note 26)	(21)	475
Over Under provision in prior years (Note 26)		(36)
Currency alignment	29	4
Closing balance	178	170
Undistributed earnings [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	(528)	(1,402)
Credit (Charge) to profit or loss (Note 26)	(403)	874
Closing balance	(931)	(528)
Others [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Opening balance	500	361
Credit (Charge) to profit or loss (Note 26)	(56)	411
Over Under provision in prior years (Note 26)	(307)
Acquired on acquisition of a subsidiary (Note 32)		(317)
Currency alignment	(28)	45
Closing balance	$ 109	$ 500